Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at March 31, 2026, and December 31, 2025:

	March 31,	December 31,
	2026	2025
Trade accounts payable	$3,843,091	$3,872,746
Accrued payroll and payroll taxes	242,437	154,437
Total accounts payable and accrued liabilities	$4,085,528	$4,027,183

Accounts payable and accrued liabilities consisted of the following at December 31, 2025, and 2024:

	December 31,	December 31,
	2025	2024
Trade accounts payable	$3,872,746	$3,677,455
Accrued payroll and payroll taxes	154,437	489,606
Total accounts payable and accrued liabilities	$4,027,183	$4,167,061